Artisan International Explorer Fund Investment Strategy - Artisan International Explorer Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of securities of undervalued, primarily non-US small companies. The team seeks to invest in what the team considers to be high quality, undervalued companies with strong balance sheets and shareholder-oriented management teams. The team’s investment process focuses on four key characteristics: ■Undervaluation—Determining the intrinsic value of a business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business. ■Business Quality—The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries. ■Financial Strength—The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available. ■Shareholder-Oriented Management—The team’s research process attempts to identify management teams with a history of building value for shareholders. Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to the team’s estimate of the company’s intrinsic value. The team manages the portfolio by generally taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for investment-related concerns, including diversification, risk management and liquidity). As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund invests no less than 65% of its total assets (excluding cash and cash equivalents), measured at market value at the time of purchase, in common stocks and other securities of non-US companies. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, a high percentage of the Fund’s total assets may be invested in a particular company, sector or industry. The Fund may invest a substantial portion of its total assets in emerging and less developed markets. The Fund may invest in companies of any size, but anticipates investing primarily in small-capitalization (“small-cap”) companies. Small-cap companies for this purpose are those companies with a market capitalization below $5 billion at the time of the Fund’s investment. The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers). The Fund may (but is not required) to hedge against the risk of loss resulting from currency fluctuation. The Fund invests primarily in equity securities but, from time to time, the team may conclude that a security other than an equity security presents a more attractive risk/reward profile. Accordingly, the Fund may invest to a limited extent in debt securities of US and non-US issuers, including loans, that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity or duration.